Debt - Additional Information (Detail) - USD ($)			12 Months Ended
	Apr. 24, 2020	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 30, 2020
Debt [Line Items]
Adjustments to additional paid in capital, increase in carrying amount of redeemable preferred stock				$ 402,690
SVB Loan Agreement [Member]
Debt [Line Items]
Debt Instrument, Face Amount			$ 5,000,000
Payment Protection Program Loan [Member]
Debt [Line Items]
Debt Instrument, Maturity Date	Apr. 23, 2022
Debt Instrument, Interest Rate	1.00%
Short-term Debt			197,323
Long-term Debt			$ 56,377
Silicon Valley Bank [Member] | Maximum [Member]
Debt [Line Items]
Prepayment Fee Percentage			2.00%
Silicon Valley Bank [Member] | Minimum [Member]
Debt [Line Items]
Prepayment Fee Percentage			1.00%
First Republic Bank [Member] | Payment Protection Program Loan [Member]
Debt [Line Items]
Proceeds from Long-term Lines of Credit	$ 253,700
Convertible Promissory Notes [Member]
Debt [Line Items]
Proceeds from issuance of debt					$ 6,260,000
Warrants issued number of securities			2,237,164		2,237,164
Warrants, Exercise Price Per Share					$ 0.01
Warrants outstanding term					7 years
Adjustments to additional paid in capital, increase in carrying amount of redeemable preferred stock					$ 402,690
Debt issuance costs				185,689
Debt discount to the Notes with an offset to additional paid-in capital			$ 1,946,864
Amortization of debt discount and debt issuance costs		$ 2,535,243	0	$ 1,614,926
Debt Instrument, Interest Rate					8.00%
Term Loan Agreement [Member] | Silicon Valley Bank [Member]
Debt [Line Items]
Line of credit maximum borrowing amount						$ 15,000,000
Line of credit additional borrowing amount			$ 10,000,000
Debt Instrument, Interest Rate			6.75%
Debt Instrument Final Payment Interest Fee Percentage			7.00%
Term Loan Agreement [Member] | Silicon Valley Bank [Member] | Prime Rate [Member]
Debt [Line Items]
Debt Instrument, Interest Rate During Period			10.00%
Debt Instrument, Basis Spread on Variable Rate			3.50%
Term Loan Agreement [Member] | Silicon Valley Bank [Member] | Maximum [Member]
Debt [Line Items]
Debt Instrument, Maturity Date			Jul. 01, 2024
Term Loan Agreement [Member] | Silicon Valley Bank [Member] | Minimum [Member]
Debt [Line Items]
Debt Instrument, Maturity Date			Jan. 01, 2024